Investments Investment Portfolio by Major Security Type (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale securities, at fair value:
Cost	$ 92,709	$ 77,741
Gross Unrealized Gains	901	145
Gross Unrealized Losses	(753)	(1,935)
Net Holding Period Gains (Losses)	14	(4)
Fair Value	$ 92,871	$ 75,947
% of Total Fair Value	95.40%	94.60%
Equity securities, at fair value:
Cost	$ 1,238	$ 1,501
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	3,264	2,802
Fair Value	$ 4,502	$ 4,303
% of Total Fair Value	4.60%	5.40%
Debt and Equity Securities, at Fair Value
Cost	$ 93,947	$ 79,242
Gross Unrealized Gains	901	145
Gross Unrealized Losses	(753)	(1,935)
Net Holding Period Gains (Losses)	3,278	2,798
Fair Value	$ 97,373	$ 80,250
% of Total Fair Value	100.00%	100.00%
Other receivable from broker-dealer and clearing organization	$ 200	$ 125
Securities held in consolidated non-insurance subsidiary	13,000	6,200
Nonredeemable preferred stocks
Equity securities, at fair value:
Cost	419	756
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	(15)	(28)
Fair Value	$ 404	$ 728
% of Total Fair Value	0.40%	0.90%
Common equities
Equity securities, at fair value:
Cost	$ 819	$ 745
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	3,279	2,830
Fair Value	$ 4,098	$ 3,575
% of Total Fair Value	4.20%	4.50%
Fixed maturities
Available-for-sale securities, at fair value:
Cost	$ 82,704	$ 77,126
Gross Unrealized Gains	901	145
Gross Unrealized Losses	(753)	(1,935)
Net Holding Period Gains (Losses)	14	(4)
Fair Value	$ 82,866	$ 75,332
% of Total Fair Value	85.10%	93.90%
Fixed maturities | U.S. government
Available-for-sale securities, at fair value:
Cost	$ 43,114	$ 47,103
Gross Unrealized Gains	541	36
Gross Unrealized Losses	(357)	(1,151)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 43,298	$ 45,988
% of Total Fair Value	44.50%	57.30%
Fixed maturities | State and local government
Available-for-sale securities, at fair value:
Cost	$ 3,342	$ 2,893
Gross Unrealized Gains	19	2
Gross Unrealized Losses	(58)	(117)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 3,303	$ 2,778
% of Total Fair Value	3.40%	3.50%
Fixed maturities | Foreign government
Available-for-sale securities, at fair value:
Cost	$ 17	$ 16
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 17	$ 16
% of Total Fair Value	0.00%	0.00%
Fixed maturities | Corporate and other debt
Available-for-sale securities, at fair value:
Cost	$ 19,773	$ 14,111
Gross Unrealized Gains	273	65
Gross Unrealized Losses	(68)	(215)
Net Holding Period Gains (Losses)	13	(7)
Fair Value	$ 19,991	$ 13,954
% of Total Fair Value	20.50%	17.40%
Fixed maturities | Residential mortgage-backed
Available-for-sale securities, at fair value:
Cost	$ 3,152	$ 1,600
Gross Unrealized Gains	28	9
Gross Unrealized Losses	(6)	(11)
Net Holding Period Gains (Losses)	1	3
Fair Value	$ 3,175	$ 1,601
% of Total Fair Value	3.30%	2.00%
Fixed maturities | Commercial mortgage-backed
Available-for-sale securities, at fair value:
Cost	$ 6,194	$ 4,721
Gross Unrealized Gains	12	7
Gross Unrealized Losses	(233)	(376)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 5,973	$ 4,352
% of Total Fair Value	6.10%	5.40%
Fixed maturities | Other asset-backed
Available-for-sale securities, at fair value:
Cost	$ 7,112	$ 6,682
Gross Unrealized Gains	28	26
Gross Unrealized Losses	(31)	(65)
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 7,109	$ 6,643
% of Total Fair Value	7.30%	8.30%
Short-term investments
Available-for-sale securities, at fair value:
Cost	$ 10,005	$ 615
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Net Holding Period Gains (Losses)	0	0
Fair Value	$ 10,005	$ 615
% of Total Fair Value	10.30%	0.70%